Shareholder Report	6 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BNY Mellon Research Growth Fund, Inc.
Entity Central Index Key	0000030162
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
C000000108 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Research Growth Fund, Inc.
Class Name	Class Z
Trading Symbol	DREQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Research Growth Fund, Inc. (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z*	$43	0.80%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 43	[1]
Expense Ratio, Percent	0.80%	[1],[2]
Material Change Date	Jun. 30, 2026
Net Assets	$ 1,656,000,000
Holdings Count | Holding	63
Investment Company Portfolio Turnover	30.57%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$1,656	63	30.57%

Holdings [Text Block]
Portfolio Holdings (as of 8/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  Effective June 30, 2026, the following information was revised in the Fund’s prospectus: To pursue its goals, the fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stock of companies that the fund considers to be growth companies. The fund considers growth companies to be companies in which the portfolio managers have identified a strong near-term catalyst for earnings growth or share price appreciation. These are companies which are either included in the Russell 3000 Growth Index, the S&P Composite 1500 Growth Index or the MSCI ACWI Growth Index, or that demonstrate growth characteristics which may include one or more of the following: a price-to-book ratio, price to earnings ratio, price to cash flow ratio, price to sales ratio, EPS growth, or sales growth rate that is higher than that of the S&P 500® Index. The fund may invest up to 25% of its assets in foreign securities.
This is a summary of certain changes to the Fund since March 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 30, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Material Fund Change Strategies [Text Block]
Effective June 30, 2026, the following information was revised in the Fund’s prospectus: To pursue its goals, the fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stock of companies that the fund considers to be growth companies. The fund considers growth companies to be companies in which the portfolio managers have identified a strong near-term catalyst for earnings growth or share price appreciation. These are companies which are either included in the Russell 3000 Growth Index, the S&P Composite 1500 Growth Index or the MSCI ACWI Growth Index, or that demonstrate growth characteristics which may include one or more of the following: a price-to-book ratio, price to earnings ratio, price to cash flow ratio, price to sales ratio, EPS growth, or sales growth rate that is higher than that of the S&P 500® Index. The fund may invest up to 25% of its assets in foreign securities.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 30, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
C000127666 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Research Growth Fund, Inc.
Class Name	Class Y
Trading Symbol	DRYQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Research Growth Fund, Inc. (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$40	0.75%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 40	[3]
Expense Ratio, Percent	0.75%	[3],[4]
Material Change Date	Jun. 30, 2026
Net Assets	$ 1,656,000,000
Holdings Count | Holding	63
Investment Company Portfolio Turnover	30.57%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$1,656	63	30.57%

Holdings [Text Block]
Portfolio Holdings (as of 8/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  Effective June 30, 2026, the following information was revised in the Fund’s prospectus: To pursue its goals, the fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stock of companies that the fund considers to be growth companies. The fund considers growth companies to be companies in which the portfolio managers have identified a strong near-term catalyst for earnings growth or share price appreciation. These are companies which are either included in the Russell 3000 Growth Index, the S&P Composite 1500 Growth Index or the MSCI ACWI Growth Index, or that demonstrate growth characteristics which may include one or more of the following: a price-to-book ratio, price to earnings ratio, price to cash flow ratio, price to sales ratio, EPS growth, or sales growth rate that is higher than that of the S&P 500® Index. The fund may invest up to 25% of its assets in foreign securities.
This is a summary of certain changes to the Fund since March 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 30, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Material Fund Change Strategies [Text Block]
Effective June 30, 2026, the following information was revised in the Fund’s prospectus: To pursue its goals, the fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stock of companies that the fund considers to be growth companies. The fund considers growth companies to be companies in which the portfolio managers have identified a strong near-term catalyst for earnings growth or share price appreciation. These are companies which are either included in the Russell 3000 Growth Index, the S&P Composite 1500 Growth Index or the MSCI ACWI Growth Index, or that demonstrate growth characteristics which may include one or more of the following: a price-to-book ratio, price to earnings ratio, price to cash flow ratio, price to sales ratio, EPS growth, or sales growth rate that is higher than that of the S&P 500® Index. The fund may invest up to 25% of its assets in foreign securities.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 30, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
C000069525 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Research Growth Fund, Inc.
Class Name	Class I
Trading Symbol	DWOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Research Growth Fund, Inc. (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$40	0.75%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 40	[5]
Expense Ratio, Percent	0.75%	[5],[6]
Material Change Date	Jun. 30, 2026
Net Assets	$ 1,656,000,000
Holdings Count | Holding	63
Investment Company Portfolio Turnover	30.57%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$1,656	63	30.57%

Holdings [Text Block]
Portfolio Holdings (as of 8/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  Effective June 30, 2026, the following information was revised in the Fund’s prospectus: To pursue its goals, the fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stock of companies that the fund considers to be growth companies. The fund considers growth companies to be companies in which the portfolio managers have identified a strong near-term catalyst for earnings growth or share price appreciation. These are companies which are either included in the Russell 3000 Growth Index, the S&P Composite 1500 Growth Index or the MSCI ACWI Growth Index, or that demonstrate growth characteristics which may include one or more of the following: a price-to-book ratio, price to earnings ratio, price to cash flow ratio, price to sales ratio, EPS growth, or sales growth rate that is higher than that of the S&P 500® Index. The fund may invest up to 25% of its assets in foreign securities.
This is a summary of certain changes to the Fund since March 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 30, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Material Fund Change Strategies [Text Block]
Effective June 30, 2026, the following information was revised in the Fund’s prospectus: To pursue its goals, the fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stock of companies that the fund considers to be growth companies. The fund considers growth companies to be companies in which the portfolio managers have identified a strong near-term catalyst for earnings growth or share price appreciation. These are companies which are either included in the Russell 3000 Growth Index, the S&P Composite 1500 Growth Index or the MSCI ACWI Growth Index, or that demonstrate growth characteristics which may include one or more of the following: a price-to-book ratio, price to earnings ratio, price to cash flow ratio, price to sales ratio, EPS growth, or sales growth rate that is higher than that of the S&P 500® Index. The fund may invest up to 25% of its assets in foreign securities.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 30, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
C000069524 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Research Growth Fund, Inc.
Class Name	Class C
Trading Symbol	DWOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Research Growth Fund, Inc. (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$93	1.75%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 93	[7]
Expense Ratio, Percent	1.75%	[7],[8]
Material Change Date	Jun. 30, 2026
Net Assets	$ 1,656,000,000
Holdings Count | Holding	63
Investment Company Portfolio Turnover	30.57%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$1,656	63	30.57%

Holdings [Text Block]
Portfolio Holdings (as of 8/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  Effective June 30, 2026, the following information was revised in the Fund’s prospectus: To pursue its goals, the fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stock of companies that the fund considers to be growth companies. The fund considers growth companies to be companies in which the portfolio managers have identified a strong near-term catalyst for earnings growth or share price appreciation. These are companies which are either included in the Russell 3000 Growth Index, the S&P Composite 1500 Growth Index or the MSCI ACWI Growth Index, or that demonstrate growth characteristics which may include one or more of the following: a price-to-book ratio, price to earnings ratio, price to cash flow ratio, price to sales ratio, EPS growth, or sales growth rate that is higher than that of the S&P 500® Index. The fund may invest up to 25% of its assets in foreign securities.
This is a summary of certain changes to the Fund since March 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 30, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Material Fund Change Strategies [Text Block]
Effective June 30, 2026, the following information was revised in the Fund’s prospectus: To pursue its goals, the fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stock of companies that the fund considers to be growth companies. The fund considers growth companies to be companies in which the portfolio managers have identified a strong near-term catalyst for earnings growth or share price appreciation. These are companies which are either included in the Russell 3000 Growth Index, the S&P Composite 1500 Growth Index or the MSCI ACWI Growth Index, or that demonstrate growth characteristics which may include one or more of the following: a price-to-book ratio, price to earnings ratio, price to cash flow ratio, price to sales ratio, EPS growth, or sales growth rate that is higher than that of the S&P 500® Index. The fund may invest up to 25% of its assets in foreign securities.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 30, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
C000069523 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Research Growth Fund, Inc.
Class Name	Class A
Trading Symbol	DWOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Research Growth Fund, Inc. (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$53	1.00%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 53	[9]
Expense Ratio, Percent	1.00%	[9],[10]
Material Change Date	Jun. 30, 2026
Net Assets	$ 1,656,000,000
Holdings Count | Holding	63
Investment Company Portfolio Turnover	30.57%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$1,656	63	30.57%

Holdings [Text Block]
Portfolio Holdings (as of 8/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  Effective June 30, 2026, the following information was revised in the Fund’s prospectus: To pursue its goals, the fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stock of companies that the fund considers to be growth companies. The fund considers growth companies to be companies in which the portfolio managers have identified a strong near-term catalyst for earnings growth or share price appreciation. These are companies which are either included in the Russell 3000 Growth Index, the S&P Composite 1500 Growth Index or the MSCI ACWI Growth Index, or that demonstrate growth characteristics which may include one or more of the following: a price-to-book ratio, price to earnings ratio, price to cash flow ratio, price to sales ratio, EPS growth, or sales growth rate that is higher than that of the S&P 500® Index. The fund may invest up to 25% of its assets in foreign securities.
This is a summary of certain changes to the Fund since March 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 30, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Material Fund Change Strategies [Text Block]
Effective June 30, 2026, the following information was revised in the Fund’s prospectus: To pursue its goals, the fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stock of companies that the fund considers to be growth companies. The fund considers growth companies to be companies in which the portfolio managers have identified a strong near-term catalyst for earnings growth or share price appreciation. These are companies which are either included in the Russell 3000 Growth Index, the S&P Composite 1500 Growth Index or the MSCI ACWI Growth Index, or that demonstrate growth characteristics which may include one or more of the following: a price-to-book ratio, price to earnings ratio, price to cash flow ratio, price to sales ratio, EPS growth, or sales growth rate that is higher than that of the S&P 500® Index. The fund may invest up to 25% of its assets in foreign securities.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated June 30, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter

[1]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[2]	Annualized.
[3]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[4]	Annualized.
[5]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[6]	Annualized.
[7]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[8]	Annualized.
[9]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[10]	Annualized.